Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax at federal statutory rate	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)
Income tax expense	0.00%	0.00%